March 1, 1996
                          MIDWEST STRATEGIC TRUST

                      U.S. Government Securities Fund
                        Treasury Total Return Fund
               Supplement to Prospectus Dated August 1, 1995

Shares purchased at net asset value totaling $1 million or more, including subsequent purchases made after the initial $1 million, are subject to a contingent deferred sales load if a dealer's commission was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The Adviser intends to pay a commission (equal to .50% of the purchase amount of U.S. Government Securities Fund shares and .75% of the purchase amount of Treasury Total Return Fund shares) to participating unaffiliated dealers at the time the investor purchases shares at net asset value in amounts totaling $1 million or more. In order to recover commissions paid to unaffiliated dealers, the contingent deferred sales load imposed on redemptions of such shares is retained by the Adviser. An exchange from other Midwest Group funds will not qualify for payment of the dealer's commission, unless such exchange is from a Midwest Group fund with assets as to which a dealer's commission or similar payment has not been previously paid. Purchases of shares made before October 1, 1995 are not subject to the contingent deferred sales load. If a purchase of shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation statement for such purchase.

The contingent deferred sales load is imposed on such shares if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

Redemptions of such shares held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such shares into another Midwest Group fund is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. However, the period of time that the redemption proceeds of such shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. (See "Exchange Privilege" in the Prospectus.)

The contingent deferred sales load on such shares is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

EXPENSE INFORMATION

Shareholder Transaction Expenses in the section entitled "Expense Information" on page 2 of the Prospectus have been revised as set forth below to reflect the contingent deferred sales load for certain purchases of shares:
                                                   U.S.
                                                Government      Treasury
                                                Securities     Total Return
Shareholder Transaction Expenses                   Fund            Fund

Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price). . . . . . .   2%              4%
Maximum Contingent Deferred Sales Load
  (as a percentage of original purchase price) . . None*           None*
Sales Load Imposed on Reinvested Dividends . . . . None            None
Exchange Fee . . . . . . . . . . . . . . . . . . . None            None
Redemption Fee . . . . . . . . . . . . . . . . . . None**          None**

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer. The contingent deferred sales load is equal to .50% of the value of U.S. Government Securities Fund shares subject to the load and .75% of the value of Treasury Total Return Fund shares subject to the load.
** A wire transfer fee is charged by the Funds' Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

HOW TO PURCHASE SHARES

The tables of sales loads in the section entitled "How to Purchase Shares" on pages 11-12 have been revised as set forth below:

Shares of each Fund are purchased at the public offering price. The public offering price of shares of the U.S. Government Securities Fund applicable to investors whose accounts are opened after January 31, 1995 is the next determined net asset value per share plus a sales load as shown in the following table.
                                                              Dealer
                                                           Reallowance
                                       Sales Load as % of:    as % of
                                        Public      Net       Public
                                        Offering   Amount     Offering
Amount of Investment                    Price     Invested    Price
--------------------                    --------  --------    ---------
Less than $100,000                       2.00%      2.04%     1.80%
$100,000 but less than $250,000          1.50       1.52      1.35
$250,000 but less than $500,000          1.00       1.01       .90
$500,000 but less than $1,000,000         .75        .76       .65
$1,000,000 or more                       None*      None*

The public offering price of shares of the U.S. Government Securities Fund applicable to investors whose accounts were opened prior to February 1, 1995 is the next determined net asset value per share plus a sales load as shown in the following table.
                                                             Dealer
                                                           Reallowance
                                      Sales Load as % of:   as % of
                                        Public      Net       Public
                                       Offering   Amount    Offering
Amount of Investment                    Price     Invested    Price
--------------------                   --------   --------   ----------
Less than $500,000                       1.00%      1.01%     1.00%
$500,000 but less than $1,000,000         .75        .76       .75
$1,000,000 or more                       None*      None*

The public offering price of shares of the Treasury Total Return Fund is the next determined net asset value per share plus a sales load as shown in the following table.
                                                        Dealer
                                                      Reallowance
                                  Sales Load as % of:   as % of
                                  Public      Net       Public
                                  Offering   Amount    Offering
Amount of Investment              Price     Invested    Price
--------------------              --------  --------    ----------
Less than $100,000                 4.00%      4.17%      3.60%
$100,000 but less than $250,000    3.50       3.63       3.30
$250,000 but less than $500,000    2.50       2.56       2.30
$500,000 but less than $1,000,000  2.00       2.04       1.80
$1,000,000 or more                 None*      None*

* There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load may apply if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.


OPERATION OF THE FUNDS

The third paragraph in the section entitled "Operation of the Funds" on page 18 has been revised as follows:

Scott D. Weston, Assistant Vice President-Investments of the Adviser, is primarily responsible for managing the portfolio of the U.S. Government Securities Fund. Mr. Weston has been employed by the Adviser since August 1992 and has been managing the Fund's portfolio since March 1996. Prior to August 1992, Mr. Weston was employed by Adex International, Inc. as a Cost Control Manager. Robert H. Leshner, Chairman of the Adviser, is primarily responsible for managing the portfolio of the Treasury Total Return Fund. Mr. Leshner founded the Adviser in 1974 and has been managing the Fund's portfolio since January 1995.